Accounts receivable, net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Trade accounts receivable	$ 4,220,194	$ 180,000
Allowance for expected credit losses	(360,701)
Total accounts receivable, net	$ 3,859,493	$ 180,000